Principal Street High Income Municipal Fund
Schedule of Investments
May 31, 2020 (Unaudited)
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Description	Par	Value
MUNICIPAL BONDS - 86.4%
ALABAMA - 0.3%
Tuscaloosa County Industrial Development Authority, Series A
(Obligor: Hunt Refining Company)
5.250%, 05/01/2044	$500,000	$511,770
ARIZONA - 0.7%
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	1,162,440
CALIFORNIA - 1.8%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a)
8.000%, 07/01/2039	5,000,000	2,700,000
7.500%, 12/01/2039	2,500,000	400,000
		3,100,000
COLORADO - 1.6%
Blue Lake Metropolitan District No 3, Series A
5.250%, 12/01/2048	745,000	602,019
Sheridan Station West Metropolitan District
6.000%, 12/01/2047	1,200,000	1,117,164
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,125,000	1,061,314
		2,780,497
FLORIDA - 12.0%
Alachua County Health Facilities Authority
(Obligor: East Ridge Retirement Village)
5.625%, 11/15/2029	185,000	160,330
6.250%, 11/15/2044	1,200,000	916,812
Capital Trust Agency
(Obligor: Voans SW Florida Healthcare)
10.000%, 11/01/2020	4,250,000	4,182,595
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group)
6.500%, 10/01/2032	1,090,000	849,917
6.750%, 10/01/2037	1,290,000	952,833
7.000%, 10/01/2040	1,525,000	1,128,042
7.000%, 10/01/2049	1,700,000	1,212,831
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	150,000	82,500
7.125%, 12/01/2050	2,000,000	1,100,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,500,000	1,495,875
Lake County Florida, Series A
(Obligor: Lakeside at Waterman Village)
10.000%, 10/31/2023	1,200,000	1,189,596
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group)
7.125%, 01/01/2052	2,700,000	2,248,803
Highlands County Health Facilities Authority
(Obligor: Trousdale Foundation Obligation Group)
6.250%, 04/01/2049	2,500,000	1,418,400
Lee County Florida Industrial Development Authority, Series A
(Obligor: VOA Lee County Health Care)
5.750%, 12/01/2052	1,600,000	1,337,760
Seminole County Industrial Development Authority, Series A
(Obligor: CCRC Development)
4.250%, 11/15/2026	250,000	217,968
5.500%, 11/15/2049	3,150,000	2,408,931
		20,903,193
GEORGIA - 1.0%
Canton Housing Authority, Series A
(Obligor: Provident Group - Canton Cove Properties)
6.500%, 07/01/2051	2,175,000	1,703,851
ILLINOIS - 2.0%
Illinois Finance Authority, Series A
(Obligor: Park Place of Elmhurst Obligated Group)
6.200%, 05/15/2030	427,250	277,712
Illinois Finance Authority, Series A-1
(Obligor: 2017 IAVF Windy City Obligated Group) (b)
3.500%, 12/01/2027	400,000	208,000
4.375%, 12/01/2042	570,000	296,400
4.500%, 12/01/2052	1,250,000	650,000
Illinois Finance Authority, Series B
(Obligor: 2017 IAVF Windy City Obligated Group) (b)
5.500%, 12/01/2052	1,330,000	29,925
(Obligor: Blue Island) (b)
5.800%, 12/01/2053	1,220,000	52,460
Upper Illinois River Valley Development Authority
(Obligor: 2018 IAVF Timber Oaks Obligated Group)
6.000%, 12/01/2054	1,000,000	864,710
Village of Bridgeview Illinois, Series A
5.625%, 12/01/2041	1,000,000	1,028,900
		3,408,107
INDIANA - 1.6%
Indiana Finance Authority
(Obligor: RES Polyflow Indiana) (a)
7.000%, 03/01/2039	3,285,000	2,772,540
KENTUCKY - 5.3%
City of Falmouth KY Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC)
8.500%, 06/01/2040	8,000,000	8,037,280
Kentucky Economic Development Finance Authority, Series A
(Obligor: Baptist Convalescent Center)
6.000%, 11/15/2036	1,550,000	1,006,245
6.375%, 11/15/2051	290,000	184,466
		9,227,991
MISSISSIPPI - 2.0%
Tunica County
6.000%, 10/01/2040	4,150,000	3,512,892
NEW YORK - 0.5%
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	460,807
5.250%, 09/15/2053	500,000	410,025
		870,832
OHIO - 1.9%
Lake County Port & Economic Development Authority, Series A
(Obligor: Tapestry Wickliffe)
6.500%, 12/01/2037	550,000	418,886
6.750%, 12/01/2052	4,100,000	2,963,644
		3,382,530
OKLAHOMA - 4.8%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	7,200,000	7,585,416
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	790,147
		8,375,563
OREGON - 3.3%
Oregon State Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a) (b)
6.500%, 04/01/2031	2,500,000	1,697,500
Oregon State Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a) (b)
6.500%, 04/01/2031	6,050,000	4,107,950
		5,805,450
PENNSYLVANIA - 2.9%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Tapestry Moon)
6.500%, 12/01/2038	2,950,000	2,684,765
6.750%, 12/01/2053	2,650,000	2,340,507
		5,025,272
PUERTO RICO - 1.8%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities, Series A
(Obligor: G. RB Guaynabo, Inc.)
5.625%, 07/01/2022	130,000	130,163
5.200%, 07/01/2024	3,000,000	3,003,750
		3,133,913

SOUTH CAROLINA - 4.0%
South Carolina Jobs-Economic Development Authority
(Obligor: Repower S. Berkeley) (a)
6.000%, 02/01/2035	1,000,000	827,540
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a)
7.000%, 11/01/2038	1,500,000	1,329,030
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	2,941,120
(Obligor: CR River Park)
7.750%, 10/01/2057	2,200,000	1,895,058
		6,992,748
TENNESSEE - 2.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligation Group)
7.500%, 04/01/2049	1,140,000	554,040
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	3,550,000	2,986,615
		3,540,655
TEXAS - 17.4%
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,500,000	4,967,055
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,500,000	3,863,265
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling)
7.000%, 03/01/2039 (a)	2,750,000	2,696,237
8.500%, 03/01/2039	700,000	695,310
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	881,660
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,550,000	3,550,391
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Legacy at Midtown Park)
5.500%, 07/01/2054	1,000,000	792,320
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a)
8.000%, 02/01/2039	7,780,000	7,846,208
Port Beaumont Navigation District, Series A
(Obligor: Jefferson 2020 Bond Obligation) (a)
4.000%, 01/01/2050	250,000	210,915
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Buckingham Senior Living Community)
5.750%, 11/15/2037	2,600,000	2,435,940
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth) (b)
10.000%, 03/15/2023	2,275,000	1,592,500
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home)
6.375%, 02/15/2041	550,000	492,800
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)
6.750%, 12/01/2051	375,000	291,521
		30,316,122
WEST VIRGINIA - 0.6%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)
8.750%, 02/01/2036	1,000,000	996,420
WISCONSIN - 18.9%
Wisconsin Health & Educational Facilities Authority, Series A
(Obligor: Wisconsin Illinois Senior Housing)
5.250%, 08/01/2048	1,000,000	872,940
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Covenant Communities)
7.000%, 07/01/2043	505,000	418,801
7.500%, 07/01/2053	1,000,000	839,580
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,000,000	890,980
5.750%, 05/01/2054	3,850,000	3,339,413
Wisconsin Public Finance Authority, Series A
(Obligor: Alabama Proton Therapy Center)
6.850%, 10/01/2047	400,000	446,988
(Obligor: Cornerstone Charter Academy)
7.375%, 01/01/2050	11,650,000	11,837,681
(Obligor: Austin FBO LLC)
7.050%, 09/01/2046 (a)	9,250,000	9,660,793
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,528,424
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	3,066,152
		32,901,752
Total Municipal Bonds
(Cost $172,131,981)		150,424,538

CORPORATE BONDS - 8.6%
Allegiant Industrial LLC
12.000%, 04/01/2021 (c)	600,000	601,500
Hilltop Lodge Cooperative Corp.
12.000%, 08/01/2021 (c)	6,600,000	6,604,125
12.000%, 08/01/2022 (c)	7,850,000	7,854,906
Total Corporate Bonds
(Cost $15,054,383)		15,060,531

SHORT-TERM INVESTMENT - 0.8%	Shares
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.02% ^
Total Short-Term Investment
(Cost $1,407,250)	1,407,390	1,407,250

Total Investments - 95.8%
(Cost $188,593,614)		166,892,319
Other Assets and Liabilities, Net - 4.2%		7,265,128
Total Net Assets - 100.0%		$174,157,447

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2020, the total value of securities subject to the AMT was $57,668,141 or 33.1% of net assets.
(b)	Security in default at May 31, 2020.
(c)
Security is considered illiquid and is categorized in Level 2 of the fair value hierarchy. These Level 2 illiquid securities have a total fair value of $15,060,531, which represents 8.6% of total net assets.  Information concerning these illiquid securities is as follows:

	Security	Par	Dates Acquired	Cost Basis
	Allegiant Industrial LLC, 12.000%, 04/01/2021	$600,000	$4/13/2020	$600,000
	Hilltop Lodge Cooperative Corp.. 12.000%, 08/01/2021	6,600,000	3/5/2020	6,600,000
	Hilltop Lodge Cooperative Corp., 12.000%, 08/01/2022	7,850,000	2/4-26/2020	7,854,383

^	The rate shown is the annualized seven day effective yield as of May 31, 2020.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of May 31, 2020, the Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$150,424,538	$-	$150,424,538
Corporate Bonds	-	15,060,531	-	15,060,531
Short-Term Investment	1,407,250	-	-	1,407,250
Total Investments in Securities	$1,407,250	$165,485,069	$-	$166,892,319

Refer to the Schedule of Investments for further information on the classification of investments.